Statements of Changes in Partners' Equity (Deficit) (Unaudited) (USD $)	General Partners	Limited Partners	Total
BALANCE, Beginning at Dec. 31, 2010	$ (124,904)	$ 1,837,242	$ 1,712,338
Net Income Allocation	5,222	516,931	522,153
Distributions	(6,124)	(606,253)	(612,377)
BALANCE, Ending at Sep. 30, 2011	$ (125,806)	$ 1,747,920	$ 1,622,114